Schedule of related party balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Total amount due to related parties	$ 48	$ 380	$ 393	$ 3,056	$ 2,413
Mr.Li [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	48	380	221	1,714	151
Mr. Chiu Yat Chung Gary [Member]
Related Party Transaction [Line Items]
Total amount due to related parties			162	1,262	2,262
Mr. Li Siu Lun, Allan [Member]
Related Party Transaction [Line Items]
Total amount due to related parties			$ 10	$ 80